Administrative Expense	12 Months Ended
Dec. 31, 2025
Administrative Expense [Abstract]
ADMINISTRATIVE EXPENSE
13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2025	2024	2023
Employee benefit expenses or labor cost (non-directors)	9,911,681	271,607	146,138
Directors’ emoluments	840,000	30,758	-
Audit fee	248,989	253,915	298,516
Professional and other service fee	53,454	277,488	480,646
Depreciation and amortization charges	249,583	288,128	286,334
Decoration	-	-	3,686
Rental	46,238	13,899	81,304
Travelling and entertainment	126,614	124,689	74,861
Impairment loss of intangible assets	995,821	-	-
Others	1,102,389	569,730	705,391
	13,574,769	1,830,214	2,076,876